PORTFOLIO OF INVESTMENTS – as of October 31, 2021 (Unaudited)

Natixis Sustainable Future 2035 Fund

Shares	Description	Value (†)

Common Stocks – 51.1% of Net Assets
	Aerospace & Defense – 0.7%
42	Axon Enterprise, Inc.(a)	$7,558
271	Boeing Co. (The)(a)	56,105
78	General Dynamics Corp.	15,815
9	L3Harris Technologies, Inc.	2,075
66	Moog, Inc., Class A	4,985
140	Raytheon Technologies Corp.	12,440

		98,978

	Air Freight & Logistics – 0.4%
240	Expeditors International of Washington, Inc.	29,582
104	United Parcel Service, Inc., Class B	22,201

		51,783

	Airlines – 0.1%
28	Alaska Air Group, Inc.(a)	1,478
119	Delta Air Lines, Inc.(a)	4,657
659	JetBlue Airways Corp.(a)	9,246

		15,381

	Auto Components – 0.2%
18	Aptiv PLC(a)	3,112
24	BorgWarner, Inc.	1,082
444	Dana, Inc.	9,852
59	Visteon Corp.(a)	6,678

		20,724

	Automobiles – 0.7%
229	Ford Motor Co.(a)	3,911
579	General Motors Co.(a)	31,515
46	Tesla, Inc.(a)	51,244
62	Thor Industries, Inc.	6,322

		92,992

	Banks – 2.8%
319	Ameris Bancorp	16,712
290	Bancorp, Inc. (The)(a)	8,860
1,053	Bank of America Corp.	50,312
307	Cadence Bank	8,909
708	Citigroup, Inc.	48,965
333	Citizens Financial Group, Inc.	15,778
14	Comerica, Inc.	1,191
149	Cullen/Frost Bankers, Inc.	19,295
94	Fifth Third Bancorp	4,092
538	Fulton Financial Corp.	8,662
585	Huntington Bancshares, Inc.	9,208
273	International Bancshares Corp.	11,575
645	KeyCorp	15,009
54	M&T Bank Corp.	7,944

Shares	Description	Value (†)

Common Stocks – continued
	Banks – continued
318	People’s United Financial, Inc.	$5,451
128	PNC Financial Services Group, Inc. (The)	27,012
325	Regions Financial Corp.	7,696
393	Truist Financial Corp.	24,944
423	Trustmark Corp.	13,456
183	U.S. Bancorp	11,048
257	Webster Financial Corp.	14,382
679	Wells Fargo & Co.	34,738
113	Wintrust Financial Corp.	10,000

		375,239

	Beverages – 1.4%
314	Coca-Cola Co. (The)	17,700
144	Constellation Brands, Inc., Class A	31,221
1,447	Keurig Dr Pepper, Inc.	52,222
719	Monster Beverage Corp.(a)	61,115
114	PepsiCo, Inc.	18,422

		180,680

	Biotechnology – 1.6%
71	AbbVie, Inc.	8,142
233	Alnylam Pharmaceuticals, Inc.(a)	37,177
74	Amgen, Inc.	15,316
14	Biogen, Inc.(a)	3,733
169	BioMarin Pharmaceutical, Inc.(a)	13,390
238	CRISPR Therapeutics AG(a)	21,736
38	Ligand Pharmaceuticals, Inc.(a)	5,546
66	Moderna, Inc.(a)	22,784
136	Regeneron Pharmaceuticals, Inc.(a)	87,032

		214,856

	Building Products – 0.4%
44	Carlisle Cos., Inc.	9,809
45	Carrier Global Corp.	2,350
41	Johnson Controls International PLC	3,008
44	Lennox International, Inc.	13,168
131	Owens Corning	12,237
86	Trex Co., Inc.(a)	9,150

		49,722

	Capital Markets – 3.6%
18	Ameriprise Financial, Inc.	5,438
755	Bank of New York Mellon Corp. (The)	44,696
15	BlackRock, Inc.	14,152
885	Charles Schwab Corp. (The)	72,597
26	CME Group, Inc.	5,734
96	FactSet Research Systems, Inc.	42,613
107	Franklin Resources, Inc.	3,369
107	Goldman Sachs Group, Inc. (The)	44,229
246	Intercontinental Exchange, Inc.	34,061
25	Invesco Ltd.	635

Shares	Description	Value (†)

Common Stocks – continued
	Capital Markets – continued
219	Janus Henderson Group PLC	$10,184
320	KKR & Co., Inc.	25,494
46	Moody’s Corp.	18,591
57	Morgan Stanley	5,859
53	MSCI, Inc.	35,239
109	Northern Trust Corp.	13,411
39	S&P Global, Inc.	18,492
397	SEI Investments Co.	25,027
505	State Street Corp.	49,768
11	T. Rowe Price Group, Inc.	2,386
52	Virtus Investment Partners, Inc.	16,640

		488,615

	Chemicals – 0.6%
268	Dow, Inc.	15,000
45	DuPont de Nemours, Inc.	3,132
17	Ecolab, Inc.	3,778
119	HB Fuller Co.	8,391
85	Innospec, Inc.	7,702
17	International Flavors & Fragrances, Inc.	2,506
80	Linde PLC	25,536
101	Minerals Technologies, Inc.	7,165
12	PPG Industries, Inc.	1,927
14	Sherwin-Williams Co. (The)	4,432
58	Stepan Co.	6,961

		86,530

	Commercial Services & Supplies – 0.3%
61	MSA Safety, Inc.	9,335
14	Republic Services, Inc.	1,884
89	Tetra Tech, Inc.	15,634
127	Viad Corp.(a)	5,635
24	Waste Management, Inc.	3,845

		36,333

	Communications Equipment – 0.5%
5	Arista Networks, Inc.(a)	2,048
145	Ciena Corp.(a)	7,872
734	Cisco Systems, Inc.	41,082
12	F5 Networks, Inc.(a)	2,534
81	Lumentum Holdings, Inc.(a)	6,689

		60,225

	Construction & Engineering – 0.1%
275	AECOM(a)	18,802

	Consumer Finance – 1.4%
1,227	Ally Financial, Inc.	58,577
377	American Express Co.	65,515
376	Capital One Financial Corp.	56,787

Shares	Description	Value (†)

Common Stocks – continued
	Consumer Finance – continued
76	Green Dot Corp., Class A(a)	$3,220

		184,099

	Containers & Packaging – 0.1%
75	Ball Corp.	6,861
69	International Paper Co.	3,427
161	WestRock Co.	7,744

		18,032

	Distributors – 0.1%
60	Genuine Parts Co.	7,867

	Diversified Telecommunication Services – 0.1%
1,647	Lumen Technologies, Inc.	19,533

	Electric Utilities – 0.3%
193	American Electric Power Co., Inc.	16,349
28	Edison International	1,762
45	Eversource Energy	3,821
81	IDACORP, Inc.	8,450
151	NextEra Energy, Inc.	12,885
48	PPL Corp.	1,382

		44,649

	Electrical Equipment – 0.7%
31	Acuity Brands, Inc.	6,368
62	Eaton Corp. PLC	10,215
55	Hubbell, Inc.	10,965
477	Plug Power, Inc.(a)	18,255
46	Rockwell Automation, Inc.	14,693
581	Sunrun, Inc.(a)	33,512

		94,008

	Electronic Equipment, Instruments & Components – 0.7%
153	Avnet, Inc.	5,831
7	CDW Corp.	1,307
156	Cognex Corp.	13,664
34	Coherent, Inc.(a)	8,650
100	Corning, Inc.	3,557
186	Itron, Inc.(a)	14,465
12	Keysight Technologies, Inc.(a)	2,160
31	Littelfuse, Inc.	9,131
29	Rogers Corp.(a)	5,832
185	TE Connectivity Ltd.	27,010
17	Trimble, Inc.(a)	1,485
276	Vishay Intertechnology, Inc.	5,305

		98,397

	Energy Equipment & Services – 0.4%
1,168	Archrock, Inc.	9,566
160	Baker Hughes Co.	4,013
348	ChampionX Corp.(a)	9,128

Shares	Description	Value (†)

Common Stocks – continued
	Energy Equipment & Services – continued
911	Schlumberger NV	$29,389

		52,096

	Entertainment – 1.1%
116	Electronic Arts, Inc.	16,269
74	Netflix, Inc.(a)	51,083
439	Walt Disney Co. (The)(a)	74,222

		141,574

	Food & Staples Retailing – 0.3%
120	BJ’s Wholesale Club Holdings, Inc.(a)	7,013
4	Costco Wholesale Corp.	1,966
105	Kroger Co. (The)	4,202
372	SpartanNash Co.	8,608
180	Sysco Corp.	13,842
90	Walgreens Boots Alliance, Inc.	4,232

		39,863

	Food Products – 0.4%
100	Campbell Soup Co.	3,995
26	Conagra Brands, Inc.	837
147	Darling Ingredients, Inc.(a)	12,424
74	General Mills, Inc.	4,573
159	Hain Celestial Group, Inc. (The)(a)	7,134
100	Hormel Foods Corp.	4,232
81	Ingredion, Inc.	7,714
23	J.M. Smucker Co. (The)	2,826
42	Kellogg Co.	2,575
23	McCormick & Co., Inc.	1,845
63	Mondelez International, Inc., Class A	3,827

		51,982

	Gas Utilities – 0.2%
164	New Jersey Resources Corp.	6,201
92	ONE Gas, Inc.	6,191
180	South Jersey Industries, Inc.	4,097
197	UGI Corp.	8,552

		25,041

	Health Care Equipment & Supplies – 1.0%
2	Align Technology, Inc.(a)	1,249
40	Baxter International, Inc.	3,158
10	Becton Dickinson & Co.	2,396
11	Cooper Cos., Inc. (The)	4,586
39	Danaher Corp.	12,159
25	DENTSPLY SIRONA, Inc.	1,430
5	DexCom, Inc.(a)	3,116
45	Edwards Lifesciences Corp.(a)	5,392
85	Globus Medical, Inc., Class A(a)	6,559
44	Haemonetics Corp.(a)	3,023
81	Hill-Rom Holdings, Inc.	12,547

Shares	Description	Value (†)

Common Stocks – continued
	Health Care Equipment & Supplies – continued
37	Hologic, Inc.(a)	$2,713
51	Intuitive Surgical, Inc.(a)	18,418
200	Meridian Bioscience, Inc.(a)	3,762
65	Merit Medical Systems, Inc.(a)	4,372
43	Penumbra, Inc.(a)	11,892
23	Quidel Corp.(a)	3,054
39	STAAR Surgical Co.(a)	4,620
133	STERIS PLC	31,087
14	Stryker Corp.	3,725

		139,258

	Health Care Providers & Services – 1.8%
29	Amedisys, Inc.(a)	4,911
5	Anthem, Inc.	2,175
137	Centene Corp.(a)	9,760
19	Chemed Corp.	9,163
299	CVS Health Corp.	26,695
76	DaVita, Inc.(a)	7,846
78	Encompass Health Corp.	4,958
339	HCA Healthcare, Inc.	84,906
47	Henry Schein, Inc.(a)	3,588
104	Humana, Inc.	48,168
36	Laboratory Corp. of America Holdings(a)	10,333
320	MEDNAX, Inc.(a)	8,713
145	Patterson Cos., Inc.	4,533
55	Quest Diagnostics, Inc.	8,073
217	Select Medical Holdings Corp.	7,209

		241,031

	Health Care Technology – 0.2%
508	Allscripts Healthcare Solutions, Inc.(a)	7,000
219	Cerner Corp.	16,270

		23,270

	Hotels, Restaurants & Leisure – 1.6%
23	Booking Holdings, Inc.(a)	55,678
12	Expedia Group, Inc.(a)	1,973
249	Hilton Worldwide Holdings, Inc.(a)	35,844
95	Jack in the Box, Inc.	9,400
34	McDonald’s Corp.	8,349
107	Shake Shack, Inc., Class A(a)	7,401
153	Six Flags Entertainment Corp.(a)	6,293
415	Starbucks Corp.	44,019
308	Wendy’s Co. (The)	6,868
401	Yum China Holdings, Inc.	22,889
152	Yum! Brands, Inc.	18,991

		217,705

	Household Durables – 0.3%
247	KB Home	9,917
185	Meritage Homes Corp.(a)	20,111

Shares	Description	Value (†)

Common Stocks – continued
	Household Durables – continued
332	Taylor Morrison Home Corp.(a)	$10,136

		40,164

	Household Products – 0.4%
9	Clorox Co. (The)	1,467
515	Colgate-Palmolive Co.	39,238
120	Kimberly-Clark Corp.	15,539

		56,244

	Independent Power & Renewable Electricity Producers – 0.2%
126	AES Corp. (The)	3,166
246	NextEra Energy Partners LP	21,230
162	Sunnova Energy International, Inc.(a)	7,219

		31,615

	Industrial Conglomerates – 0.3%
39	3M Co.	6,969
245	General Electric Co.	25,693
13	Honeywell International, Inc.	2,842

		35,504

	Insurance – 1.5%
44	Aflac, Inc.	2,361
59	Allstate Corp. (The)	7,296
734	American International Group, Inc.	43,372
105	Chubb Ltd.	20,515
142	First American Financial Corp.	10,386
49	Hanover Insurance Group, Inc. (The)	6,174
412	Hartford Financial Services Group, Inc. (The)	30,047
24	Lincoln National Corp.	1,732
68	Marsh & McLennan Cos., Inc.	11,342
29	MetLife, Inc.	1,821
96	Prudential Financial, Inc.	10,565
360	Reinsurance Group of America, Inc.	42,509
45	Travelers Cos., Inc. (The)	7,240

		195,360

	Interactive Media & Services – 2.1%
15	Alphabet, Inc., Class A(a)	44,414
38	Alphabet, Inc., Class C(a)	112,685
363	Meta Platforms, Inc., Class A(a)	117,456
29	Twitter, Inc.(a)	1,553

		276,108

	Internet & Direct Marketing Retail – 1.7%
319	Alibaba Group Holding Ltd., Sponsored ADR(a)	52,616
30	Amazon.com, Inc.(a)	101,173
789	eBay, Inc.	60,532
938	Qurate Retail, Inc., Class A	9,793

		224,114

Shares	Description	Value (†)

Common Stocks – continued
	IT Services – 2.4%
214	Automatic Data Processing, Inc.	$48,041
79	Cognizant Technology Solutions Corp., Class A	6,169
894	DXC Technology Co.(a)	29,118
306	Fiserv, Inc.(a)	30,138
156	Gartner, Inc.(a)	51,778
51	International Business Machines Corp.	6,380
128	MasterCard, Inc., Class A	42,947
55	Paychex, Inc.	6,780
21	VeriSign, Inc.(a)	4,676
420	Visa, Inc., Class A	88,943
39	WEX, Inc.(a)	5,838

		320,808

	Leisure Products – 0.0%
189	Callaway Golf Co.(a)	5,112

	Life Sciences Tools & Services – 0.7%
48	Agilent Technologies, Inc.	7,560
84	Illumina, Inc.(a)	34,865
172	NeoGenomics, Inc.(a)	7,912
77	Repligen Corp.(a)	22,368
16	Thermo Fisher Scientific, Inc.	10,129
11	Waters Corp.(a)	4,043

		86,877

	Machinery – 1.4%
103	AGCO Corp.	12,588
84	Caterpillar, Inc.	17,137
58	Chart Industries, Inc.(a)	10,296
80	Cummins, Inc.	19,187
150	Deere & Co.	51,346
38	Illinois Tool Works, Inc.	8,659
137	ITT, Inc.	12,888
174	Kennametal, Inc.	6,917
108	Oshkosh Corp.	11,556
29	Otis Worldwide Corp.	2,329
146	PACCAR, Inc.	13,085
26	Parker-Hannifin Corp.	7,711
136	Terex Corp.	6,093
120	Toro Co. (The)	11,456

		191,248

	Media – 1.4%
7	Cable One, Inc.	11,978
71	Charter Communications, Inc., Class A(a)	47,917
1,062	Comcast Corp., Class A	54,619
539	Discovery, Inc., Series A(a)	12,634
26	Discovery, Inc., Series C(a)	587
370	Interpublic Group of Cos., Inc. (The)	13,531
149	New York Times Co. (The), Class A	8,134
863	News Corp., Class A	19,763

Shares	Description	Value (†)

Common Stocks – continued
	Media – continued
188	Omnicom Group, Inc.	$12,799

		181,962

	Metals & Mining – 0.3%
440	Cleveland-Cliffs, Inc.(a)	10,608
248	Commercial Metals Co.	7,981
20	Nucor Corp.	2,233
105	Reliance Steel & Aluminum Co.	15,347
63	Royal Gold, Inc.	6,238

		42,407

	Multi-Utilities – 0.1%
113	Consolidated Edison, Inc.	8,520
42	DTE Energy Co.	4,761
27	Sempra Energy	3,446
28	WEC Energy Group, Inc.	2,522

		19,249

	Multiline Retail – 0.3%
632	Macy’s, Inc.	16,729
100	Target Corp.	25,962

		42,691

	Oil, Gas & Consumable Fuels – 1.7%
922	Antero Midstream Corp.	9,810
1,367	APA Corp.	35,829
590	ConocoPhillips	43,949
124	Devon Energy Corp.	4,970
252	Diamondback Energy, Inc.	27,012
128	DTE Midstream LLC(a)	6,139
592	EOG Resources, Inc.	54,736
255	EQT Corp.(a)	5,077
268	Kinder Morgan, Inc.	4,489
447	Marathon Oil Corp.	7,295
118	ONEOK, Inc.	7,507
259	Range Resources Corp.(a)	6,040
779	Southwestern Energy Co.(a)	3,802
78	Valero Energy Corp.	6,032
131	World Fuel Services Corp.	3,999

		226,686

	Paper & Forest Products – 0.1%
182	Louisiana-Pacific Corp.	10,725
6	Sylvamo Corp.(a)	169

		10,894

	Personal Products – 0.0%
6	Estee Lauder Cos., Inc. (The), Class A	1,946

	Pharmaceuticals – 1.2%
439	Bristol-Myers Squibb Co.	25,637
22	Eli Lilly & Co.	5,605

Shares	Description	Value (†)

Common Stocks – continued
	Pharmaceuticals – continued
59	Jazz Pharmaceuticals PLC(a)	$7,849
124	Merck & Co., Inc.	10,918
442	Novartis AG, Sponsored ADR	36,580
167	Novo Nordisk A/S, Sponsored ADR	18,392
251	Pfizer, Inc.	10,979
767	Roche Holding AG, Sponsored ADR	37,069
249	Viatris, Inc.	3,324
30	Zoetis, Inc.	6,486

		162,839

	Professional Services – 0.3%
110	Exponent, Inc.	12,628
12	IHS Markit Ltd.	1,569
41	Insperity, Inc.	5,125
112	Korn Ferry	8,647
66	ManpowerGroup, Inc.	6,379
43	Nielsen Holdings PLC	871

		35,219

	Real Estate Management & Development – 0.3%
214	CBRE Group, Inc., Class A(a)	22,273
56	Jones Lang LaSalle, Inc.(a)	14,461

		36,734

	REITs - Apartments – 0.3%
200	American Campus Communities, Inc.	10,744
12	AvalonBay Communities, Inc.	2,840
133	Camden Property Trust	21,692
79	Equity Residential	6,826

		42,102

	REITs - Diversified – 0.3%
51	American Tower Corp.	14,380
42	Crown Castle International Corp.	7,573
96	CyrusOne, Inc.	7,874
19	Digital Realty Trust, Inc.	2,998
7	Equinix, Inc.	5,860
161	Weyerhaeuser Co.	5,751

		44,436

	REITs - Health Care – 0.1%
53	Ventas, Inc.	2,829
60	Welltower, Inc.	4,824

		7,653

	REITs - Hotels – 0.0%
159	Host Hotels & Resorts, Inc.(a)	2,676

	REITs - Mortgage – 0.1%
322	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	19,449

Shares	Description	Value (†)

Common Stocks – continued
	REITs - Office Property – 0.3%
9	Boston Properties, Inc.	$1,023
301	Corporate Office Properties Trust	8,163
340	Douglas Emmett, Inc.	11,111
454	Easterly Government Properties, Inc.	9,548
151	Kilroy Realty Corp.	10,174

		40,019

	REITs - Regional Malls – 0.1%
350	Macerich Co. (The)	6,331

	REITs - Shopping Centers – 0.1%
809	Brixmor Property Group, Inc.	18,963

	REITs - Storage – 0.0%
39	Iron Mountain, Inc.	1,780

	REITs - Warehouse/Industrials – 0.1%
85	ProLogis, Inc.	12,322

	Road & Rail – 0.3%
138	CSX Corp.	4,991
5	Kansas City Southern	1,551
50	Norfolk Southern Corp.	14,653
87	Ryder System, Inc.	7,391
36	Union Pacific Corp.	8,690

		37,276

	Semiconductors & Semiconductor Equipment – 2.8%
70	Advanced Micro Devices, Inc.(a)	8,416
23	Analog Devices, Inc.	3,990
53	Applied Materials, Inc.	7,243
115	Cirrus Logic, Inc.(a)	9,293
63	Enphase Energy, Inc.(a)	14,593
237	First Solar, Inc.(a)	28,343
152	Ichor Holdings Ltd.(a)	6,645
256	Intel Corp.	12,544
10	Lam Research Corp.	5,636
119	Micron Technology, Inc.	8,223
644	NVIDIA Corp.	164,652
6	NXP Semiconductors NV	1,205
309	QUALCOMM, Inc.	41,109
88	Silicon Laboratories, Inc.(a)	16,611
24	SolarEdge Technologies, Inc.(a)	8,512
123	Texas Instruments, Inc.	23,060
48	Universal Display Corp.	8,794
84	Wolfspeed, Inc.(a)	10,089

		378,958

	Software – 4.1%
24	Adobe, Inc.(a)	15,609
252	Autodesk, Inc.(a)	80,038
68	Blackbaud, Inc.(a)	4,829

Shares	Description	Value (†)

Common Stocks – continued
	Software – continued
94	Bottomline Technologies, Inc.(a)	$4,352
17	Citrix Systems, Inc.	1,610
133	CommVault Systems, Inc.(a)	8,179
30	Fair Isaac Corp.(a)	11,946
299	Microsoft Corp.	99,154
191	NCR Corp.(a)	7,552
884	NortonLifeLock, Inc.	22,498
1,127	Oracle Corp.	108,124
57	Paylocity Holding Corp.(a)	17,393
59	Qualys, Inc.(a)	7,344
223	salesforce.com, Inc.(a)	66,831
94	SPS Commerce, Inc.(a)	14,357
272	Workday, Inc., Class A(a)	78,875

		548,691

	Specialty Retail – 0.9%
202	American Eagle Outfitters, Inc.	4,795
74	Asbury Automotive Group, Inc.(a)	14,482
2	AutoZone, Inc.(a)	3,570
40	Best Buy Co., Inc.	4,890
90	Boot Barn Holdings, Inc.(a)	9,404
37	Five Below, Inc.(a)	7,300
25	GameStop Corp., Class A(a)	4,588
31	Home Depot, Inc. (The)	11,524
46	Lithia Motors, Inc.	14,684
108	Lowe’s Cos., Inc.	25,253
57	Monro, Inc.	3,520
19	TJX Cos., Inc. (The)	1,244
19	Tractor Supply Co.	4,126
10	Ulta Beauty, Inc.(a)	3,674
74	Williams-Sonoma, Inc.	13,744

		126,798

	Technology Hardware, Storage & Peripherals – 0.2%
287	Hewlett Packard Enterprise Co.	4,204
376	HP, Inc.	11,404
138	Seagate Technology Holdings PLC	12,292

		27,900

	Textiles, Apparel & Luxury Goods – 0.6%
44	Deckers Outdoor Corp.(a)	17,394
1,355	Under Armour, Inc., Class A(a)	29,756
280	VF Corp.	20,406
175	Wolverine World Wide, Inc.	5,805

		73,361

	Thrifts & Mortgage Finance – 0.1%
249	Mr. Cooper Group, Inc.(a)	10,916

	Trading Companies & Distributors – 0.0%
57	GATX Corp.	5,406

Shares	Description	Value (†)

Common Stocks – continued
	Water Utilities – 0.1%
62	American Water Works Co., Inc.	$10,799
185	Essential Utilities, Inc.	8,708

		19,507

	Wireless Telecommunication Services – 0.1%
126	Shenandoah Telecommunications Co.	3,483
117	T-Mobile US, Inc.(a)	13,458

		16,941

	Total Common Stocks (Identified Cost $5,655,170)	6,854,531

Principal Amount

Bonds and Notes – 9.6%
	Automotive – 0.2%
$ 12,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	13,249
4,000	Lear Corp., 4.250%, 5/15/2029	4,463
5,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	5,023

		22,735

	Banking – 1.2%
11,000	American Express Co., 3.700%, 8/03/2023	11,560
6,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	6,035
10,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	10,610
6,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	6,332
12,000	Citigroup, Inc., 4.600%, 3/09/2026	13,385
3,000	Cooperatieve Rabobank U.A., 3.875%, 2/08/2022	3,028
11,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	11,807
12,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	12,580
12,000	KeyCorp, MTN, 2.550%, 10/01/2029	12,400
7,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	7,586
7,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	8,014
12,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	12,607
6,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	6,250
7,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	7,391

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Banking – continued
$ 8,000	State Street Corp., 2.400%, 1/24/2030	$8,219
12,000	Truist Bank, 3.200%, 4/01/2024	12,645
13,000	Westpac Banking Corp., 2.350%, 2/19/2025	13,508

		163,957

	Brokerage – 0.2%
13,000	BlackRock, Inc., 2.400%, 4/30/2030	13,418
14,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	14,019

		27,437

	Chemicals – 0.0%
4,000	LYB International Finance BV, 5.250%, 7/15/2043	5,174

	Construction Machinery – 0.1%
13,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	13,029
4,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	4,016

		17,045

	Consumer Cyclical Services – 0.0%
5,000	eBay, Inc., 3.800%, 3/09/2022	5,045

	Diversified Manufacturing – 0.1%
12,000	3M Co., 3.050%, 4/15/2030	12,927

	Electric – 0.5%
12,000	Duke Energy Corp., 3.750%, 4/15/2024	12,716
14,000	Entergy Corp., 0.900%, 9/15/2025	13,643
7,000	Exelon Corp., 4.050%, 4/15/2030	7,880
13,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	12,983
5,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	5,447
4,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	4,507
12,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	12,812

		69,988

	Environmental – 0.1%
8,000	Republic Services, Inc., 1.450%, 2/15/2031	7,486

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Environmental – continued
$ 3,000	Waste Management, Inc., 2.950%, 6/01/2041	$3,109

		10,595

	Finance Companies – 0.0%
6,000	Ares Capital Corp., 3.250%, 7/15/2025	6,240

	Financial Other – 0.1%
12,000	ORIX Corp., 2.900%, 7/18/2022	12,179

	Food & Beverage – 0.3%
14,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	13,937
12,000	General Mills, Inc., 4.000%, 4/17/2025	13,044
13,000	Mondelez International, Inc., 2.750%, 4/13/2030	13,541

		40,522

	Government Owned - No Guarantee – 0.2%
18,000	Federal National Mortgage Association, 6.625%, 11/15/2030	25,484

	Health Insurance – 0.2%
11,000	Anthem, Inc., 4.101%, 3/01/2028	12,383
9,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	12,387

		24,770

	Healthcare – 0.2%
6,000	Cigna Corp., 3.750%, 7/15/2023	6,297
3,000	CVS Health Corp., 4.300%, 3/25/2028	3,396
6,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	6,206
6,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	6,287

		22,186

	Independent Energy – 0.1%
11,000	EQT Corp., 3.000%, 10/01/2022	11,113

	Integrated Energy – 0.3%
10,000	BP Capital Markets PLC, 3.814%, 2/10/2024	10,648
13,000	Exxon Mobil Corp., 2.992%, 3/19/2025	13,742

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Integrated Energy – continued
$ 9,000	Shell International Finance BV, 6.375%, 12/15/2038	$13,328

		37,718

	Life Insurance – 0.1%
4,000	Athene Holding Ltd., 6.150%, 4/03/2030	4,989
4,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	4,336

		9,325

	Media Entertainment – 0.1%
6,000	ViacomCBS, Inc., 4.750%, 5/15/2025	6,657

	Midstream – 0.1%
12,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	12,726

	Mortgage Related – 1.4%
71,768	FNMA, 2.000%, with various maturities from 2050 to 2051(b)	71,810
56,958	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	58,538
44,607	FNMA, 3.000%, with various maturities from 2034 to 2051(b)	46,594
8,771	FNMA, 3.500%, with various maturities in 2049(b)	9,258
2,364	FNMA, 4.000%, with various maturities from 2049 to 2050(b)	2,528
2,188	FNMA, 4.500%, 5/01/2049	2,367

		191,095

	Natural Gas – 0.1%
15,000	NiSource, Inc., 0.950%, 8/15/2025	14,708

	Pharmaceuticals – 0.3%
10,000	AbbVie, Inc., 3.600%, 5/14/2025	10,722
6,000	Amgen, Inc., 2.650%, 5/11/2022	6,062
6,000	Biogen, Inc., 2.250%, 5/01/2030	5,920
14,000	Johnson & Johnson, 1.300%, 9/01/2030	13,413
5,000	Viatris, Inc., 3.850%, 6/22/2040	5,355

		41,472

	Property & Casualty Insurance – 0.1%
11,000	American International Group, Inc., 3.400%, 6/30/2030	11,913

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Property & Casualty Insurance – continued
$ 4,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	$4,260

		16,173

	Railroads – 0.1%
10,000	CSX Corp., 2.600%, 11/01/2026	10,553

	REITs - Apartments – 0.0%
6,000	Essex Portfolio LP, 3.000%, 1/15/2030	6,291

	REITs - Health Care – 0.0%
6,000	Welltower, Inc., 2.800%, 6/01/2031	6,161

	REITs - Office Property – 0.0%
6,000	Boston Properties LP, 2.750%, 10/01/2026	6,271

	REITs - Single Tenant – 0.1%
5,000	Spirit Realty LP, 2.700%, 2/15/2032	4,935
4,000	VEREIT Operating Partnership LP, 3.400%, 1/15/2028	4,308

		9,243

	Restaurants – 0.1%
13,000	Starbucks Corp., 2.250%, 3/12/2030	13,052

	Retailers – 0.1%
7,000	Amazon.com, Inc., 3.875%, 8/22/2037	8,234

	Technology – 0.7%
13,000	Apple, Inc., 2.500%, 2/09/2025	13,579
6,000	Broadcom, Inc., 4.110%, 9/15/2028	6,614
7,000	HP, Inc., 3.000%, 6/17/2027	7,398
7,000	Intel Corp., 2.450%, 11/15/2029	7,220
12,000	International Business Machines Corp., 4.000%, 6/20/2042	13,843
7,000	NVIDIA Corp., 2.850%, 4/01/2030	7,437
11,000	Oracle Corp., 2.950%, 5/15/2025	11,579
14,000	QUALCOMM, Inc., 1.650%, 5/20/2032	13,240

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Technology – continued
$ 11,000	VMware, Inc., 2.950%, 8/21/2022	$11,184

		92,094

	Treasuries – 2.1%
12,000	U.S. Treasury Bond, 2.250%, 5/15/2041	12,525
10,000	U.S. Treasury Bond, 2.500%, 5/15/2046	11,022
29,000	U.S. Treasury Bond, 2.875%, 11/15/2046	34,325
28,000	U.S. Treasury Bond, 3.000%, 5/15/2045	33,422
15,000	U.S. Treasury Bond, 3.000%, 2/15/2048	18,261
25,000	U.S. Treasury Bond, 3.000%, 2/15/2049	30,631
59,000	U.S. Treasury Note, 0.375%, 11/30/2025	57,364
12,000	U.S. Treasury Note, 1.625%, 8/31/2022	12,149
69,000	U.S. Treasury Note, 2.125%, 12/31/2022	70,512

		280,211

	Utility Other – 0.1%
8,000	Essential Utilities, Inc., 4.276%, 5/01/2049	9,714

	Wireless – 0.1%
10,000	Vodafone Group PLC, 6.150%, 2/27/2037	13,710

	Wirelines – 0.2%
5,000	AT&T, Inc., 3.650%, 6/01/2051	5,201
5,000	AT&T, Inc., 5.250%, 3/01/2037	6,210
9,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.225%, 5/15/2025(c)	9,199

		20,610

	Total Bonds and Notes (Identified Cost $1,290,332)	1,283,415

Shares

Exchange-Traded Funds – 7.9%
13,041	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $947,361)	1,055,669

Mutual Funds – 8.2%
22,022	WCM Focused Emerging Markets Fund, Institutional Class	454,317
22,130	WCM Focused International Growth Fund, Institutional Class	639,768

Shares	Description	Value (†)

Mutual Funds – continued
	Total Mutual Funds (Identified Cost $961,680)	$1,094,085

Affiliated Mutual Funds – 20.3%
45,112	Loomis Sayles Inflation Protected Securities Fund, Class N	543,594
42,866	Loomis Sayles Limited Term Government and Agency Fund, Class N	487,816
60,100	Mirova Global Green Bond Fund, Class N	625,642
70,046	Mirova International Sustainable Equity Fund, Class N	1,059,094

	Total Affiliated Mutual Funds (Identified Cost $2,614,896)	2,716,146

Principal Amount

Short-Term Investments – 3.2%
$ 430,144	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/29/2021 at 0.000% to be repurchased at $430,144 on 11/01/2021 collateralized by $351,300 U.S. Treasury Inflation Indexed Note, 0.500% due 01/15/2028 valued at $439,194 including accrued interest(d) (Identified Cost $430,144)	430,144

	Total Investments – 100.3% (Identified Cost $11,899,583)	13,433,990
	Other assets less liabilities – (0.3)%	(34,321)

	Net Assets – 100.0%	$13,399,669

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of October 31, 2021 is disclosed.
(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of October 31, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, the value of Rule 144A holdings amounted to $7,586 or 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period from February 1, 2021 to October 31, 2021, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$316,998	$269,594	$44,371	$5,930	$(4,557)	$543,594	$15,319
Loomis Sayles Limited Term Government and Agency Fund, Class N	277,491	242,710	26,909	311	(5,787)	487,816	2,347
Mirova Global Green Bond Fund, Class N	355,881	323,063	38,758	1,823	(16,367)	625,642	5,198
Mirova International Sustainable Equity Fund, Class N	525,338	532,949	64,869	25,156	40,520	1,059,094	6,459

	$1,475,708	$1,368,316	$174,907	$33,220	$13,809	$2,716,146	$29,323

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$6,854,531	$—	$—	$6,854,531
Bonds and Notes*	—	1,283,415	—	1,283,415
Exchange-Traded Funds	1,055,669	—	—	1,055,669
Mutual Funds	1,094,085	—	—	1,094,085
Affiliated Mutual Funds	2,716,146	—	—	2,716,146
Short-Term Investments	—	430,144	—	430,144

Total	$11,720,431	$1,713,559	$—	$13,433,990

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2021 (Unaudited)

Equity	75.1%
Fixed Income	22.0
Short-Term Investments	3.2

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%